INVESTMENTS IN ASSOCIATED ENTITIES	12 Months Ended
Dec. 31, 2022
Disclosure of associates [abstract]
INVESTMENT IN AN ASSOCIATED COMPANY [Text Block]

7. INVESTMENTS IN ASSOCIATED ENTITIES

Caserones

In August 2021, the Company entered into an agreement to acquire an effective 0.418% Net Smelter Return ("NSR") royalty on the operating Caserones mine in northern Chile for $34,100 in cash. To purchase the Caserones Royalty and for purposes of distributing payments received from the royalty interest, the Company formed a 50%-50% partnership, Tercero, with Elemental Altus Royalties Corp. (formerly Altus Strategies Plc) which is accounted for as a joint operation in accordance with IFRS 11 Joint Arrangements.

Tercero was used to purchase a 43% interest in Sociedad Legal Minera California Una de la Sierra Pena Negra ("SLM California") through a Share Purchase Agreement for $68,200. Separately, the Company entered into a Credit Agreement with Sprott Private Resource Lending II (Collector), LP ("Sprott") (Note 13) to finance its portion of the purchase price. SLM California has a right to 67.5% of the 2.88% Caserones NSR royalty. SLM California's sole purpose is to administer the company, pay Chilean taxes and distribute its royalty proceeds to the shareholders, including Tercero. The 50% interest in Tercero provides EMX with the right to an effective 0.418% royalty interest.

During the year ended December 31, 2022, the Company increased its effective NSR to 0.7335% by acquiring an additional 16.23% interest in SLM California for $25,742 through its wholly-owned subsidiary EMX Chile SpA.

The Company through its Tercero and EMX Chile SpA combined interests does not control operational decisions and is eligible to appoint a director to serve on the Board of SLM California. The Company's judgment is that it has significant influence, but not control and accordingly equity accounting is appropriate.

The following table summarizes the changes in the carrying amount of the Company's investment in SLM California:

	December 31, 2022	December 31, 2021
Opening Balance	$34,781	$-
Capital Investment	25,742	34,100
Company's share of net income of associated entity	2,890	2,387
Distributions	(5,224)	(1,706)
Ending Balance	$58,189	$34,781

Summarized financial information for the Company's investment in SLM California and reflecting adjustments made by the Company, including adjustments made at the time of acquisition is as follows:

	Year ended	Year ended
	December 31, 2022	December 31, 2021
Royalty Revenue	$18,887	$16,362
Net income	7,660	11,102

	December 31, 2022	December 31, 2021
Current assets	$9,187	$4,968
Non-current assets	-	-
Total liabilities	(5,298)	(5,353)
Net assets (liabilities)	3,889	(385)
The Company's ownership %	37.7%	21.5%
Acquisition fair value and other adjustments	56,722	34,864
Carrying amount of investment in associated entity	$58,189	$34,781

Rawhide

The Company has a 38.07% (December 31, 2021 - 38.07%) equity investment in Rawhide Acquisition Holdings ("RAH"). During the year ended December 31, 2021 RAH suspended its mining operations due to working capital constraints and as at December 31, 2021 the Company determined that its investment in RAH was impaired. Accordingly, the Company recognized an impairment charge of $8,145 on the value of its investment at December 31, 2021. Equity income from RAH during the year ended December 31, 2022 was $Nil (2021 - $374) and as at year end the Company's investment in RAH was $Nil (December 31, 2021 - $Nil).

The Company has a minority position on the Board of Rawhide, and does not control operational decisions. The Company's judgment is that it has significant influence, but not control and accordingly equity accounting is appropriate.

Summarized financial information for the Company's investment in Rawhide on a 100% basis and reflecting adjustments made by the Company, including adjustments made at the time of acquisition is as follows:

December 31, 2021
Current assets	$25,251
Non-current assets	26,425
Current liabilities	(16,695)
Non-current liabilities	(33,206)
Net assets	1,775
The Company's ownership %	38.07%
Acquisition fair value and other adjustments	(676)
Carrying amount of investment in associated entity	$-